Deposits (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Deposits and Components

$ millions, as at							2026 Jul. 31	2025 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total
Personal	$ 15,861		$ 150,047		$ 95,979		$261,887	$258,139
Business and government (7)	119,190		135,980		245,576		500,746	457,284
Bank	21,700		343		10,280		32,323	26,723
Secured borrowings (8)	–		–		57,219		57,219	65,978
Total deposits	$ 156,751		$ 286,370		$ 409,054		$852,175	$808,124
Comprises:
Held at amortized cost							$803,089	$764,401
Designated at fair value							49,086	43,723
Total deposits							$852,175	$808,124
Deposits include (9) :
Non-interest-bearing deposits
Canada							$94,300	$91,074
U.S.							12,877	12,894
Other international							6,721	5,963
Interest-bearing deposits
Canada							572,730	549,270
U.S.							116,350	107,607
Other international							49,197	41,316
Total deposits							$852,175	$808,124
(1)
Includes deposits of $327.7 billion (October 31, 2025: $298.3 billion) denominated in U.S. dollars and deposits of $70.7 billion (October 31, 2025: $70.0 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $0.9 billion (October 31, 2025: $0.5 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $76.2 billion (October 31, 2025: $67.0 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $17.6 billion (October 31, 2025: $17.3 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.